INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

December 31, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of 361 Absolute Alpha Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 302 to its Registration Statement under Rule 485(a)(2) (the “Amendment”) for the purpose of updating the Fund’s principal investment strategies of employing multi-managers in managing the Fund’s assets to the Fund’s advisor serving as sole investment manager to the Fund.  In connection with the removal of the sub-advisors, the Fund’s advisor has reduced its investment advisory fee and the Fund’s expense limit by 0.35% and these changes are also reflected in the attached Amendment filing.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer